UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022	Dec. 31, 2021
Revenues	[1]	$ 11,615,280		$ 12,753,671		$ 11,980,653		$ 12,822,963
Cost of Revenue [Abstract]
Flight operations		6,299,122		5,849,562		10,032,383		9,514,914
Maintenance		4,210,976		3,571,986		7,726,427		6,433,973
Total cost of revenues		10,510,098		9,421,548		17,758,810		15,948,887
Gross income (loss)		1,105,182		3,332,123		(5,778,157)		(3,125,924)
Selling, general and administrative expense		15,187,808		5,735,627		48,416,299		10,576,886
Operating loss		(14,082,626)		(2,403,504)		(54,194,456)		(13,702,810)
Interest expense		(5,540,867)	[2]	(2,293,682)	[2]	(11,205,412)	[2]	(6,008,228)	[2]	$ (20,019,886)
Other income		601,891		134,311		1,693,328		275,154
Net loss		(19,021,602)		(4,562,875)		(63,706,540)		(19,435,884)		(42,124,668)	$ (6,540,797)
Series A Preferred Stock – adjustment for deemed dividend upon Closing		0		0		(48,300,000)		0
Series A Preferred Stock – adjustment to eliminate 50% multiplier		0		0		156,362,598		0
Series A Preferred Stock – adjustment to maximum redemption value		(5,805,582)		0		(10,080,022)		0
Legacy Bridger Series A Preferred Shares – adjustment for redemption, extinguishment, accrued interest, and change in fair value		0		(81,323,569)		0		(85,663,336)
Legacy Bridger Series C Preferred Shares - adjustment to maximum redemption value		0		(191,240,782)		0		(191,240,782)
Net (loss) income attributable to Common stockholders – diluted		(24,827,184)		(277,127,226)		34,276,036		(296,340,002)
Net loss		$ (24,827,184)		$ (277,127,226)		$ 34,276,036		$ (296,340,002)		$ (330,476,814)
Net (loss) income per common stock – basic (in dollars per share)		$ (0.55)		$ (7.15)		$ 0.77		$ (7.64)		$ (8.2)
Net (loss) income per common stock – diluted (in dollars per share)		$ (0.55)		$ (7.15)		$ 0.44		$ (7.64)		$ (8.2)
Weighted average Common Stock outstanding – basic (in shares)		45,388,892		38,770,646		44,443,930		38,770,646
Weighted average Common Stock outstanding – diluted (in shares)		45,388,892		38,770,646		77,199,129		38,770,646
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Revenues										$ 46,387,963	39,384,182
Cost of Revenue [Abstract]
Flight operations										18,762,172	15,823,713
Maintenance										15,123,806	10,755,471
Total cost of revenues										33,885,978	26,579,184
Gross income (loss)										12,501,985	12,804,998
Selling, general and administrative expense										35,128,322	11,215,027
Operating loss										(22,626,337)	1,589,971
Interest expense	[3]									(20,019,886)	(9,293,928)
Other income										521,555	1,163,160
Net loss								$ (19,435,884)		(42,124,668)	(6,540,797)
Series C Preferred shares adjustment to maximum redemption value										(202,688,810)
Legacy Bridger Series C Preferred Shares - adjustment to maximum redemption value										(85,663,336)	(15,913,184)
Net (loss) income attributable to Common stockholders – diluted										(330,476,814)	(22,453,981)
Net loss								$ (296,340,002)		$ (330,476,814)	$ (22,453,981)
Net (loss) income per common stock – basic (in dollars per share)								$ (7.36)		$ (8.2)	$ (0.56)
Net (loss) income per common stock – diluted (in dollars per share)								$ (7.36)		$ (8.2)	$ (0.56)
Weighted average Common Stock outstanding – basic (in shares)										40,287,478	40,122,651
Weighted average Common Stock outstanding – diluted (in shares)										40,287,478	40,122,651

[1]	Includes related party revenues of $112,210 and $433,454 for the three and six months ended June 30, 2023, respectively.
[2]	Includes related party interest for the 2022 taxable industrial revenue bond of approximately $279,000 and $563,000 for the three and six months ended June 30, 2023, respectively.
[3]	Includes related party interest of approximately $517,000 for the 2022 taxable industrial revenue bond.